Related Party Transactions and Balances - Schedule of Balances with Related parties (Details)	12 Months Ended
Dec. 31, 2024
Egor Romanyuk [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Majority Shareholder of the Company
Fareed Aljawhari [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Director of the company and shareholder
Rajesh Venkataraman [Member]
Related Party Transactions and Balances [Line Items]
Related parties	Shareholder of the Company